4. NOTES RECEIVABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Notes Receivable Related Parties
NOTE RECEIVABLE, RELATED PARTIES

During the period December 27, 2013 through February 22, 2016, the Company entered into several unsecured short-term note receivable agreements with a related party through common directors.

On February 22, 2016, the Company and the borrowers entered into a purchase and sale agreement whereby the Company elected to acquire all the rights and obligations associated with 45 oilsands leases representing 39,680 hectares (98,051 acres) in the Peace River area of Alberta. As part of the purchase price, the notes receivable were applied towards the purchase of the oilsands lease rights. Accordingly, the notes receivable plus accrued interest were $nil as of December 31, 2017 and 2016. See Note 6 “Oil and Gas Properties” for additional discussion of the lease acquisitions.

For the years ended December 31, 2017, 2016 and 2015 the Company recognized $0, $1,153 and $8,015, respectively of interest income under the terms of the note agreements.